TRADE AND OTHER RECEIVABLES - Summary of Current & Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
R&D tax credits	$ 22,892	$ 14,847	$ 26,135
VAT receivable	17,981	13,772	6,455
Other tax receivables	12,307	13,807	0
Call deposit	0	0	524
Deferred charges	7,384	1,116	53
Loans receivable	0	143	29,344
Impairment of other receivables	(151)	(42)	(7)
Other receivables	1,055	1,669	600
Trade and other receivables	$ 61,468	$ 45,312	$ 63,104